Note 8 - Debt and Credit Facilities	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 - Debt and Credit Facilities

Our financing activities, including long-term and short-term debt, are subject to customary approval or review by state and federal regulatory bodies. Our wholly-owned subsidiary, AGL Capital, was established to provide for our ongoing financing needs through a commercial paper program, the issuance of various debt and hybrid securities and other financing arrangements. We fully and unconditionally guarantee all debt issued by AGL Capital. Nicor Gas is not permitted by regulation to make loans to affiliates or utilize AGL Capital for its financing needs. The following table provides maturity dates, year-to-date weighted average interest rates and amounts outstanding for our various debt securities and facilities that are included in our Consolidated Statements of Financial Position.

		December 31, 2013		December 31, 2012
Dollars in millions	Year(s) due	Weighted average interest rate (1)	Outstanding	Weighted average interest rate (1)	Outstanding
Short-term debt
Commercial paper - AGL Capital (2)	2014	0.4%	$857	0.5%	$1,063
Commercial paper- Nicor Gas (2)	2014	0.3	314	0.4	314
Total short-term debt		0.4%	$1,171	0.5%	$1,377
Current portion of long-term debt and capital leases
Current portion of long-term debt	n/a	-	-	4.6	225
Current portion of capital leases	n/a	-	-	4.9	1
Total current portion of long-term debt and capital leases		-	$-	4.6%	$226
Long-term debt - excluding current portion

Senior notes	2015-2043	5.0%	$2,825	5.1%	$2,325
First mortgage bonds	2016-2038	5.6	500	5.6	500
Gas facility revenue bonds	2022-2033	1.0	200	1.2	200
Medium-term notes	2017-2027	7.8	181	7.8	181
Total principal long-term debt		4.9%	$3,706	5.0%	$3,206
Fair value adjustment of long-term debt (3)	2016-2038	n/a	91	n/a	103
Unamortized debt premium, net	n/a	n/a	16	n/a	18
Total non-principal long-term debt		n/a	107	n/a	121
Total long-term debt			$3,813		$3,327
Total debt			$4,984		$4,930

(1)	Interest rates are calculated based on the daily weighted average balance outstanding for the 12 months ended December 31, 2013 and 2012.

(2)	As of December 31, 2013, the effective interest rates on our commercial paper borrowings were 0.4% for AGL Capital and 0.3% for Nicor Gas.

(3)	See Note 4 for additional information on our fair value measurements.

Short-term Debt

Our short-term debt at December 31, 2013 and 2012 was composed of borrowings under our commercial paper programs.

Commercial Paper Programs We maintain commercial paper programs at AGL Capital and at Nicor Gas that consist of short-term, unsecured promissory notes that are used in conjunction with cash from operations to fund our seasonal working capital requirements. Working capital needs fluctuate during the year and are highest during the injection period in advance of the Heating Season. The Nicor Gas commercial paper program supports working capital needs at Nicor Gas, while all of our other subsidiaries and SouthStar participate in the AGL Capital commercial paper program. During 2013, our commercial paper maturities ranged from 1 to 123 days, and at December 31, 2013, remaining terms to maturity ranged from 2 to 99 days. During 2013, total borrowings and repayments netted to a payment of $206 million. For commercial paper issuances with original maturities over 3 months, borrowings and repayments were $374 million and $181 million, respectively.

Credit FacilitiesAt December 31, 2013 and 2012, there were no outstanding borrowings under either the AGL Capital or Nicor Gas credit facilities. In November 2013, the lenders for our two credit facilities consented to our request to extend the maturity date of each facility by one year, in accordance with the terms of the respective credit agreements. The AGL Credit Facility and Nicor Gas Credit Facility maturity dates were extended to November 10, 2017 and December 15, 2017, respectively. The terms, conditions and pricing under the agreements remain unchanged.

Current Portion of Long-term Debtand Capital Leases The current portion of our long-term debt at December 31, 2012 was composed of the current portions of our long-term debt and capital lease obligations.Our capital leases consisted primarily of a sale/leaseback transaction of gas meters and other equipment that was completed in 2002 by Florida City Gas and expired in the second quarter 2013. In the second quarter 2012, Florida City Gas had the option to purchase the leased meters from the lessor at their fair market value, but it did not exercise this option.

Long-term Debt

Our long-term debt at December 31, 2013 and 2012 consisted of medium-term notes: Series A, Series B, and Series C, which we issued under an indenture dated December 1, 1989; senior notes; first mortgage bonds; and gas facility revenue bonds. Some of these issuances were completed in the private placement market. In determining that those specific bonds qualify for exemption from registration under Section 4(2) of the Securities Act of 1933, we relied on the facts that the bonds were offered only to a limited number of large institutional investors and each institutional investor that purchased the bonds represented that it was purchasing the bonds for its own account and not with a view to distribute them. We fully and unconditionally guarantee all of our senior notes. Additionally, substantially all of Nicor Gas’ properties are subject to the lien of the indenture securing its first mortgage bonds.

The majority of our long-term debt matures after fiscal year 2018. The annual maturities of our long-term debt for the next five years and thereafter are as follows:

Year	Amount (in millions)
2014	$-
2015	200
2016	545
2017	22
2018	155
Thereafter	2,784
Total	$3,706

Senior Notes On May 16, 2013 we issued $500 million in 30-year senior notes with a fixed interest rate of 4.4%. The net proceeds were used to repay a portion of AGL Capital’s commercial paper, including $225 million we borrowed to repay our senior notes that matured on April 15, 2013. There were no senior note issuances in 2012.

First Mortgage Bonds We acquired the first mortgage bonds of Nicor Gas, which were issued through the public and private placement markets, as a result of the 2011 merger.

Gas Facility Revenue Bonds We are party to a series of loan agreements with the New Jersey Economic Development Authority (NJEDA) under which the NJEDA has issued a series of gas facility revenue bonds. These gas revenue bonds are issued by state agencies or counties to investors, and proceeds from the issuance are then loaned to us.

During 2013 we refinanced $200 million of our outstanding tax-exempt gas facility revenue bonds, $180 million of which were previously issued by the New Jersey Economic Development Authority and $20 million of which were previously issued by Brevard County, Florida. The refinancing involved a combination of the issuance of $60 million of refunding bonds to, and the purchase of $140 million of existing bonds by, a syndicate of banks. Our relationship with the syndicate of banks regarding the bonds is governed by an agreement that contains representations, warranties, covenants and default provisions consistent with those contained in similar financing documents of ours. All of the bonds are floating-rate instruments. We had no cash receipts or payments in connection with the refinancing. The letters of credit providing credit support for the outstanding revenue bonds along with other related agreements were terminated as a result of the refinancing.

Financial and Non-Financial Covenants

The AGL Credit Facility and the Nicor Gas Credit Facility each include a financial covenant that requires us to maintain a ratio of total debt to total capitalization of no more than 70% at the end of any fiscal month; however, our goal is to maintain these ratios at levels between 50% and 60%. These ratios, as calculated in accordance with the debt covenants, include standby letters of credit and surety bonds and exclude accumulated OCI items related to non-cash pension adjustments, welfare benefits liability adjustments and accounting adjustments for cash flow hedges. Adjusting for these items, the following table contains our debt-to-capitalization ratios for the dates presented, which are below the maximum allowed.

	AGL Resources		Nicor Gas
	December 31,		December 31,
	2013	2012	2013	2012
Debt-to-capitalization ratio	57%	58%	55%	55%

The credit facilities contain certain non-financial covenants that, among other things, restrict liens and encumbrances, loans and investments, acquisitions, dividends and other restricted payments, asset dispositions, mergers and consolidations and other matters customarily restricted in such agreements.

Default Provisions

Our credit facilities and other financial obligations include provisions that, if not complied with, could require early payment or similar actions. The most important default events include:

●	a maximum leverage ratio

●	insolvency events and nonpayment of scheduled principal or interest payments

●	acceleration of other financial obligations

●	change of control provisions

We have no triggering events in our debt instruments that are tied to changes in our specified credit ratings or our stock price and have not entered into any transaction that requires us to issue equity based on credit ratings or other triggering events. We were in compliance with all existing debt provisions and covenants, both financial and non-financial, as of December 31, 2013 and 2012.

Preferred Securities

At December 31, 2013 and 2012, we had 10 million shares of authorized, unissued Class A junior participating preferred stock, no par value, and 10 million shares of authorized, unissued preferred stock, no par value.